Equity - Employee option and share plan transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Line Items]
Purchase of treasury shares	€ 757	€ 130	€ 621
Treasury shares for share-based payments [Member]
Equity [Line Items]
Shares acquired	3,996,576	5,351,411	5,497,675
Average market price	€ 36.15	€ 33.81	€ 34.25
Purchase of treasury shares	€ 144	€ 181	€ 188
Shares delivered	4,194,577	4,695,170	8,100,660
Average price (FIFO)	€ 34.14	€ 34.35	€ 32.87
Cost of delivered shares	€ 143	€ 161	€ 266
Shares in treasury, at the end of the period	5,726,708	5,924,708	5,268,467
Cost of treasury shares for employee options	€ 201	€ 199	€ 180